Note 11 Non trading financial assets at fair value through profit or loss mandatorily measured at fair value (Details) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022 [2]	Dec. 31, 2021
Non trading financial assets at fair value through profit or loss mandatorily measured at fair value [Line Items]
Equity instruments at fair value through profit or loss mandatorily measured at fair value	[1]	€ 7,963	€ 6,511	€ 5,303
Debt securities at fair value through profit or loss mandatorily measured at fair value		484	129	128
Loans and advances to customers at fair value through profit or loss mandatorily measured at fair value		290	247	655
Financial assets at fair value through profit or loss, mandatorily measured at fair value		€ 8,737	€ 6,888	€ 6,086

[1]	(1) As of December 31, 2023, BBVA maintains a direct stake in Neon Payments Limited of 22.6% of its capital stock (see Note 3).
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).